Employee benefit plans - Reconciliation of changes in projected benefit obligation and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 293,039	¥ 295,810
Service cost	6,398	6,452	¥ 6,721
Interest cost	2,432	2,042	1,786
Actuarial gain	(22,749)	1,433
Benefits paid	(13,893)	(12,683)
Acquisition, divestitures and other	(84)	(15)
Projected benefit obligation at end of year	265,143	293,039	295,810
Change in plan assets:
Fair value of plan assets at beginning of year	231,461	234,747
Actual return on plan assets	(2,416)	5,464
Employer contributions	820	815
Benefits paid	(10,403)	(9,565)
Fair value of plan assets at end of year	219,462	231,461	¥ 234,747
Funded status at end of year	(45,681)	(61,578)
Amounts recognized in the consolidated balance sheets	¥ (45,681)	¥ (61,578)